As filed with the Securities and Exchange Commission on July 2, 2009

                                    Investment Company Act File Number 811-3955

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                    New York Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:  April 30

Date of reporting period: April 30, 2009

Item 1: Report to Stockholders
--------------------------------------------------------------------------------
NEW YORK                                                        600 FIFTH AVENUE
DAILY TAX FREE                                                NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================

Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

On October 2, 2008, the Boards of Directors and Trustees of all U.S.-registered money market funds advised by Reich & Tang Asset Management, LLC approved the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The Boards took further action on April 6, 2009, to approve a second extension of the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The extension now provides coverage through September 18, 2009.

The Guarantee Program for U.S.-registered money market funds is a timely and direct response to our troubled markets, providing stability at a time when investor confidence has been eroded. The Guarantee Program guarantees shareholders that they will receive $1.00 for each money market fund share held at the close of business on September 19, 2008.

Below are the essential aspects of the Guarantee Program:

o the guarantee is based upon the number of shares invested in the fund at the close of business on September 19, 2008;

o any increase in the number of shares held after the close of business on September 19, 2008 will not be guaranteed;

o if the number of shares fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less;

o in the event a customer closes their account with a fund or broker/dealer, any future investment in the fund will not be guaranteed;

Recently, a number of proposals, concerning the money market industry, have been made in the interest of providing greater stability, including recommendations from the Investment Company Institute Money Market Working Group, the Group of 30 headed by Paul Volcker, and from the Federal Reserve Chairman Ben Bernanke. As the money market industry grapples with the appropriateness and impact of these initiatives, rest assured that Reich & Tang Funds continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 35 years.

Sincerely,
\s\Michael P. Lydon



Michael P. Lydon
President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED APRIL 30, 2009
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 through April 30, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-------------------------------------------------------------------------------------------------------------------------
                                       Beginning Account    Ending Account Value  Expenses Paid During    Annualized
           Class A Shares                Value 11/1/08            04/30/09            the Period *      Expense Ratio *
-------------------------------------------------------------------------------------------------------------------------
  Actual                                   $1,000.00             $1,001.10               $4.56               0.92%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses) $1,000.00             $1,020.23               $4.61               0.92%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
           Class B Shares              Beginning Account    Ending Account Value  Expenses Paid During    Annualized
                                         Value 11/1/08            04/30/09            the Period *      Expense Ratio *
-------------------------------------------------------------------------------------------------------------------------
  Actual                                   $1,000.00             $1,002.10               $3.52               0.71%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses) $1,000.00             $1,021.27               $3.56               0.71%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 New York Tax Exempt Liquidity Fund    Beginning Account    Ending Account Value  Expenses Paid During    Annualized
        ("Advantage Shares")             Value 11/1/08            04/30/09            the Period *      Expense Ratio *
-------------------------------------------------------------------------------------------------------------------------
  Actual                                   $1,000.00             $1,000.70               $4.91               0.99%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses) $1,000.00             $1,019.89               $4.96               0.99%
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (November 1, 2008 through April 30, 2009), multiplied by 181/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
APRIL 30, 2009

================================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Tax Exempt Commercial Paper (2.29%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000  New York Long Island Power Authority
             LOC State Street Bank & Trust Company                              05/06/09     0.57% $  4,000,000       P-1     A-1+
  3,000,000  New York State Environmental Quality
             LOC Bayerische Landesbank / Landesbank Hessen                      07/02/09     0.35     3,000,000       P-1     A-1
-----------                                                                                        ------------
  7,000,000  Total Tax Exempt Commercial Paper                                                        7,000,000
-----------                                                                                        ------------
Tax Exempt General Obligation Notes & Bonds (25.27%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Altmar-Parish-Williamstown CSD Oswego County, NY BAN (b)           07/17/09     2.00% $  3,003,097
  1,465,000  Averill Park CSD Rensselaer County, NY BAN - Series 2008B (b)      06/26/09     2.03     1,466,585
  2,800,000  Board of Cooperative Education Services Second Supervisory District
             of Monroe and Orleans Counties, NY RAN - Series 2008 (b)           06/26/09     2.25     2,802,099
  9,145,000  Cheektowaga CSD Erie County, NY  BAN - Series 2008A (b)            12/23/09     2.80     9,185,178
  8,800,000  City of Corning CSD Steuben, Schuyler and Chemung
             Counties, NY BAN - Series 2008 (b)                                 06/26/09     2.14     8,804,752
  2,400,000  Cobleskill-Richmondville CSD Schoharie, Otsego and Montgomery
             Counties, NY RAN - Series 2008 (b)                                 06/26/09     2.20     2,401,079
  2,200,000  Copiague Union Free School District Suffolk County, NY TAN (b)     06/26/09     2.76     2,200,787
  3,465,000  Dansville CSD Livingston County, NY BAN - Series 2008 (b)          06/18/09     2.00     3,467,233
  2,000,000  East Bloomfield CSD Ontario County, NY BAN - Series 2008 (b)       06/26/09     2.15     2,001,049
  2,420,000  Fayetteville-Manlius CSD Onondaga and Madison
             Counties, NY TAN - Series 2008 (b)                                 06/23/09     2.10     2,422,235
  2,200,000  Goshen CSD Orange County, NY BAN - Series 2008 (b)                 07/24/09     2.00     2,202,481
  2,215,664  Guilderland CSD Albany County, NY BAN - Series 2008B (b)           07/23/09     2.00     2,219,367
  2,000,000  Island Trees Union Free School District Nassau County, NY
             BAN - Series 2008 (b)                                              06/24/09     2.00     2,001,451
  2,500,000  Lancaster CSD Erie County, NY BAN - Series 2008 (b)                07/02/09     2.15     2,502,493
  1,656,137  Orchard Park CSD Erie County, NY BAN - Series 2008                 07/01/09     2.30     1,658,030      MIG-1
  5,500,000  Pearl River Union Free School District Rockland County, NY TAN (b) 06/30/09     2.30     5,503,971
  1,722,329  Poland CSD Herkimer County, NY BAN - Series 2008A (b)              07/24/09     2.15     1,725,627
  4,889,749  Randolph CSD Cattaraugus and Chautauqua Counties, NY BAN
             - Series 2008A (b)                                                 07/16/09     2.00     4,897,232
  3,500,000  Sodus CSD Wayne County, NY BAN - Series 2008 (b)                   06/26/09     2.15     3,503,150
  2,646,098  Southwestern CSD Chautauqua County, NY BAN - Series 2008B (b)      07/23/09     2.00     2,650,521
  3,500,000  Town of Irondequoit, Monroe County, NY BAN - Series 2008 (b)       07/02/09     2.22     3,503,080

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------

Tax Exempt General Obligation Notes & Bonds (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Whitney Point CSD Broome, Chenango, Cortland and Tioga
             Counties, NY RAN - Series 2008A (b)                                06/30/09     2.10% $  3,001,928
  4,000,000  Yorktown CSD Westchester County, NY BAN - Series 2008              10/01/09     3.00     4,020,254               SP-1+
-----------                                                                                        ------------
 77,024,977  Total Tax Exempt General Obligation Notes & Bonds                                       77,143,679
-----------                                                                                        ------------
Variable Rate Demand Instruments (c) (70.44%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,730,000  Broome County IDA Continuing Care Retirement Community RB
             (Good Shepherd Village at Endwell, Inc. Project) - Series 2008C
             LOC Manufactures & Traders Bankers & Trust                         07/01/40     0.68% $  5,730,000               A-1
  1,120,000  City of Albany IDA Senior Housing RB
             (South Mall Towers Albany, L.P. Project) - Series 2003A (d)
             Collateralized by Federal National Mortgage Association            08/15/35     0.53     1,120,000               A-1+
  3,695,000  Clinton County, NY IDA Civic Facility RB (Champlain Valley
             Physician's Hospital Medical Center Project) - Series 2007A
             LOC KeyBank, N.A.                                                  07/01/42     1.20     3,695,000               A-1
  1,115,000  County of Monroe, NY IDA RB
             (Flower City Printing, Inc. Project) - Series 1998 (d)
             LOC KeyBank, N.A.                                                  06/01/18     1.70     1,115,000       P-1     A-1
  2,075,000  County of Monroe, NY IDA RB
             (Jada Precision Plastics Co., Inc. Project) - Series 1997 (d)
             LOC Bank of America, N.A.                                          12/01/13     0.65     2,075,000               A-1
    275,000  County of Rockland, NY IDA RB (Gussack Realty
             Company/Tappan Wire & Cable Project) - Series 2001 (d)
             LOC RBS Citizens Bank                                              05/01/22     3.00       275,000     VMIG-1
  1,900,000  Dutchess County, NY IDA Civic Facility RB
             (Marist College Civic Facility Project) - Series 2005 A
             LOC JPMorgan Chase Bank, N.A.                                      07/01/35     0.45     1,900,000               A-1+
  5,800,000  Eagle Tax - Exempt Trust - Series 20070157 Class A Certificates
             (New York City Municipal Water Finance Authority
             Water and Sewer System RB - Fiscal 2006 Series A)                  06/15/39     0.68     5,800,000               A-1
  2,085,000  Eagle Tax - Exempt Trust - Series 963206
             (New York State Urban Development Corporation Project)
             Collateralized by U.S. Government Securities                       07/01/16     0.58     2,085,000               A-1+
  2,710,000  Erie County, NY IDA Civic Facility RB
             (Aspire of Western New York, Inc. Project) - Series 2008
             LOC KeyBank, N.A.                                                  01/01/18     1.50     2,710,000       P-1     A-1

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2009

================================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------

Variable Rate Demand Instruments (c) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,450,000  Erie County, NY IDA Multi-Mode Civic Facility RB
             (Child and Family Services of Erie County Project) - Series 2002
             LOC KeyBank, N.A.                                                  06/01/22     1.50% $  3,450,000       P-1     A-1
  2,000,000  Erie County, NY IDA (Hauptman-Woodward Project) - Series 2004
             LOC KeyBank, N.A.                                                  03/01/24     1.40     2,000,000       P-1     A-1
    900,000  Forest City New Rochelle, NY RB Certificate Trust - Series 2003
             LOC Wachovia Bank, N.A.                                            06/01/11     0.82       900,000     VMIG-1
  3,575,000  Long Island Power Authority, NY Electric System
             Subordinated RB Subseries 2A
             LOC WestLB AG                                                      05/01/33     0.50     3,575,000     VMIG-1    A-1+
  5,000,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2008B-1
             LOC Scotia Bank                                                    11/01/34     0.25     5,000,000               A-1+
  2,000,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2008B-2
             LOC BNP Paribas                                                    11/01/34     0.25     2,000,000               A-1+
  3,000,000  New York City, NY Capital Resource Corporation RB
             (Loan Enhanced Assistance Program) - Series 2007B
             LOC Bank of America, N.A.                                          01/01/37     0.40     3,000,000     VMIG-1
  4,575,000  New York City, NY GO - Fiscal 1994, Series A-6
             LOC Landesbank Hessen                                              08/01/19     0.39     4,575,000     VMIG-1    A-1+
  1,900,000  New York City, NY GO - Fiscal 1994, Series B-9
             LOC JPMorgan Chase Bank, N.A.                                      08/15/23     0.28     1,900,000     VMIG-1    A-1+
  1,000,000  New York City, NY GO - Fiscal 1996, Series J, Subseries J-3
             LOC JPMorgan Chase Bank, N.A.                                      02/15/16     0.38     1,000,000     VMIG-1    A-1+
  6,760,000  New York City, NY GO - Fiscal 2004, Series A-3
             LOC BNP Paribas                                                    08/01/31     0.28     6,760,000     VMIG-1    A-1+
  1,770,000  New York City, NY GO - Fiscal 2004, Series A-6
             LOC Landesbank Baden - Wurttemberg                                 08/01/31     0.40     1,770,000     VMIG-1    A-1+
    300,000  New York City, NY GO - Fiscal 2004, Series H-7
             LOC KBC Bank, N.V.                                                 03/01/34     0.45       300,000     VMIG-1    A-1
  1,075,000  New York City, NY GO - Fiscal 2006, Series E-3
             LOC Bank of America, N.A.                                          08/01/34     0.42     1,075,000     VMIG-1    A-1
  5,000,000  New York City, NY GO - Fiscal 2006, Series F-3
             LOC Royal Bank of Scotland PLC                                     09/01/35     0.49     5,000,000     VMIG-1    A-1+

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (c) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,300,000  New York City, NY HDC Multi-Family Mortgage RB
             (Brookhaven Apartments Project) - Series 2004A (d)
             LOC Citibank, N.A.                                                 01/01/36     0.58% $  5,300,000               A-1
  2,000,000  New York City, NY HDC Multi-Family Mortgage RB
             (Hewitt House Apartments Project) - Series 2008A
             LOC Bank of America, N.A.                                          11/01/48     0.38     2,000,000     VMIG-1
  3,285,000  New York City, NY HDC Multi-Family Mortgage RB
             (Marseilles Apartments Project) - Series 2004A
             LOC Citibank, N.A.                                                 12/01/34     0.38     3,285,000               A-1
  2,105,000  New York City, NY IDA Civic Facility RB
             (American Society For Technion Project) - Series 2003
             LOC Allied Irish Bank PLC                                          10/01/33     0.95     2,105,000     VMIG-1
    670,000  New York City, NY IDA Civic Facility RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York Mellon                                        05/01/11     0.72       670,000     VMIG-1
  7,915,000  New York City, NY IDA Civic Facility RB
             (Jamaica First Parking, LLC Project) - Series 2004
             LOC JPMorgan Chase Bank, N.A.                                      03/01/34     0.50     7,915,000               A-1+
  1,000,000  New York City, NY IDA Civic Facility RB
             (New York Law School Project) - Series 2006B-1
             LOC Allied Irish Bank PLC                                          07/01/36     0.57     1,000,000     VMIG-1
  3,865,000  New York City, NY IDA Civic Facility RB (The Convent of the
             Sacred Heart School of New York Project) - Series 2002
             LOC Wachovia Bank, N.A.                                            11/01/32     0.47     3,865,000     VMIG-1
  8,300,000  New York City, NY IDA Liberty RB
             (FC Hanson Office Associates, LLC Project) - Series 2004
             LOC Lloyds PLC                                                     12/01/39     0.45     8,300,000     VMIG-1
  3,200,000  New York City, NY Trust for Cultural Resources RB
             (Alvin Ailey Dance Foundation) - Series 2003
             LOC Citibank, N.A.                                                 07/01/33     0.38     3,200,000     VMIG-1    A-1
 10,000,000  New York Liberty Development Corporation RB
             (Goldman Sachs Headquarters Issue) - Series 2005
             LOC Wells Fargo Bank, N.A.                                         10/01/35     0.57    10,000,000               A-1
  4,700,000  New York State Dormitory Authority RB
             (Catholic Health System Obligated Group) - Series 2006C
             LOC HSBC Bank US                                                   07/01/22     0.43     4,700,000     VMIG-1

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2009

================================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------

Variable Rate Demand Instruments (c) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,300,000  New York State Dormitory Authority RB (Cornell Univeristy)
             - Series 2000A                                                     07/01/29     0.30% $  1,300,000     VMIG-1    A-1+
  2,000,000  New York State Dormitory Authority RB
             (Samaritan Medical Center Project) - Series 2009
             LOC HSBC Bank US                                                   11/01/36     0.45     2,000,000     VMIG-1
  1,470,000  New York State Dormitory Authority RB
             (Le Moyne College Project) - Series 2009
             LOC TD Bank, N.A.                                                  01/01/39     0.44     1,470,000     VMIG-1
  1,850,000  New York State Energy Research & Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2004 C-2 (d)
             LOC Citibank, N.A.                                                 11/01/39     0.65     1,850,000     VMIG-1    A-1+
  1,500,000  New York State Energy Research & Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2004 C-3 (d)
             LOC Citibank, N.A.                                                 11/01/39     0.51     1,500,000     VMIG-1    A-1+
  2,400,000  New York State Housing Finance Agency RB
             (101 West End Avenue Project) - Series 2000A (d)
             Guaranteed by Federal National Mortgage Association                05/15/31     0.53     2,400,000     VMIG-1
  2,000,000  New York State Housing Finance Agency RB
             (125 West 31st Project) - Series 2005A (d)
             Guaranteed by Federal National Mortgage Association                05/15/38     0.41     2,000,000     VMIG-1
  4,400,000  New York State Housing Finance Agency RB
             (350 West 43rd Street Project) - Series 2004A (d)
             LOC Landesbank Hessen -Thuringen Girozentrale                      11/01/34     0.49     4,400,000     VMIG-1
  1,000,000  New York State Housing Finance Agency RB
             (505 West 37th Street Housing Project)
             LOC Landesbank Hessen - Thuringen Girozentrale                     05/01/42     0.43     1,000,000     VMIG-1
  7,800,000  New York State Housing Finance Agency RB
             (Archstone Westbury Apartments Project) - Series 2004A (d)
             LOC Bank of America, N.A.                                          11/01/36     0.48     7,800,000     VMIG-1
  8,000,000  New York State Housing Finance Agency RB
             (Brook Avenue Apartments Project) - Series 2007A (d)
             LOC Bank of America, N.A.                                          11/01/37     0.48     8,000,000     VMIG-1

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (c) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,900,000  New York State Housing Finance Agency RB
             (Capitol Green Apartments Housing) - Series 2006 A (d)
             Guaranteed by Federal National Mortgage Association                05/15/36     0.55% $  3,900,000     VMIG-1
  2,000,000  New York State Housing Finance Agency RB
             (Historic Front Street Project) - Series 2003A
             LOC Landesbank Hessen - Thuringen Girozentrale                     11/01/36     0.40     2,000,000     VMIG-1
  3,750,000  New York State Housing Finance Agency RB
             (Kew Gardens Hills Housing Project) - 2006 Series A (d)
             Guaranteed by Federal National Mortgage Association                05/15/36     0.37     3,750,000     VMIG-1
    650,000  New York State Housing Finance Agency RB
             (Normandie Court I Housing Project) - Series 1991A
             LOC Landesbank Hessen - Thuringen Girozentrale                     05/15/15     0.27       650,000     VMIG-1    A-1+
  4,000,000  New York State Housing Finance Agency RB
             (Taconic West 17th Street Project) - 2006 Series A (d)
             LOC Landesbank Baden - Wurttemberg                                 11/01/39     0.45     4,000,000     VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             (The Victory Housing Project) - 2001 Series A (d)
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/33     0.41     5,000,000     VMIG-1
  7,700,000  New York State Housing Finance Agency Service Contract RB
             - Series 2003B
             LOC BNP Paribas                                                    03/15/26     0.38     7,700,000               A-1+
  7,295,000  New York State Local Government Assistance Corporation
             - Series 1995F
             LOC Societe Generale                                               04/01/25     0.30     7,295,000     VMIG-1    A-1+
  3,400,000  Newburgh, NY IDA Civil Facility RB (Community Development
             Properties Dubois St. II Inc. Project) - Series 2005A
             LOC KeyBank, N.A.                                                  10/01/30     1.17     3,400,000     VMIG-1
  3,375,000  Ostego County, NY IDA Civic Facility RB
             (Templeton Foundation Project) - Series 2007A
             LOC KeyBank, N.A.                                                  06/01/27     1.40     3,375,000       P-1     A-1
  3,550,000  Schenectady County, NY IDA Multi-Mode Civic Facility RB
             (Sunnyview Hospital and Rehabilitation Center Project) - Series 2003A
             LOC KeyBank, N.A.                                                  08/01/33     1.20     3,550,000     VMIG-1
  1,900,000  St. Lawrence County, NY IDA Civic Facility Revenue Refunding RB
             (Claxton-Hepburn Medical Center Project) - Series 2006
             LOC KeyBank, N.A.                                                  12/01/31     1.17     1,900,000     VMIG-1

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 200

================================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (c) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,430,000  Suffolk County, NY IDA Civic Facility RB
             (Maryhaven Center of Hope, Inc.) - Series 1997A
             LOC KeyBank, N.A.                                                  06/01/17     1.50% $  2,430,000       P-1     A-1
  4,000,000  Suffolk County, NY IDA Civic Facility RB
             (St. Anthony's High School Civic Facility) - Series 2006
             LOC U.S. Bank, N.A.                                                12/01/36     0.37     4,000,000               A-1+
  5,700,000  Suffolk County, NY IDA Civic Facility RB
             (Touro College Project) - Series 2007
             LOC JPMorgan Chase Bank, N.A.                                      06/01/37     0.38     5,700,000     VMIG-1    A-1+
  1,500,000  Town of Riverhead, NY IDA RB
             (Altaire Pharmaceuticals, Inc. Facility) - Series 1998 (d)
             LOC Bank of New York Mellon                                        10/01/13     0.85     1,500,000       P-1     A-1+
-----------                                                                                        ------------
215,020,000  Total Variable Rate Demand Instruments                                                 215,020,000
-----------                                                                                        ------------
             Total Investments (98.00%) (Cost $299,163,679+)                                       $299,163,679
             Cash and Other Assets, Net of Liabilities (2.00%)                                        6,105,356
                                                                                                   ------------
             Net Assets (100.00%)                                                                  $305,269,035
                                                                                                   ============

             +  Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

   FOOTNOTES:
(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  Security subject to alternative minimum tax.

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

   KEY:
   BAN       =   Bond Anticipation Note                           LOC       =    Letter of Credit
   CSD       =   Central School District                          RAN       =    Revenue Anticipation Note
   GO        =   General Obligation                               RB        =    Revenue Bond
   HDC       =   Housing Development Corporation                  TAN       =    Tax Anticipation Notes
   IDA       =   Industrial Development Agency

   BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (UNAUDITED)
   -------------------------------------------------------------------------
             State                    Value             % of Portfolio
   -------------------------------------------------------------------------
     New York                      $299,163,679             100.00%
   -------------------------------------------------------------------------

     Total                         $299,163,679             100.00%
   -------------------------------------------------------------------------

   BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY DATE (UNAUDITED)

   -------------------------------------------------------------------------
           Securities                 Value             % of Portfolio
          Maturing in
   -------------------------------------------------------------------------
     Less than 31 days             $219,020,000              73.21%
     31 through 60                   31,070,420              10.39
     61 through 90                   35,867,827              11.99
     91 through 120                         -0-               0.00
     121 through 180                  4,020,254               1.34
     Over 180 days                    9,185,178               3.07
   -------------------------------------------------------------------------
     Total                         $299,163,679             100.00%
   -------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2009

===============================================================================

ASSETS
   Investments in securities, at amortized cost (Note 1)................................      $   299,163,679
   Accrued interest receivable..........................................................            1,718,804
   Receivable for securities sold.......................................................            6,794,783
   Prepaid expenses.....................................................................               70,807
                                                                                              ---------------
         Total assets...................................................................          307,748,073
                                                                                              ---------------

LIABILITIES
   Payable to affiliates (Note 2).......................................................              161,841
   Due to Custodian.....................................................................            2,135,030
   Accrued expenses.....................................................................              177,452
   Dividends payable....................................................................                4,715
                                                                                              ---------------
         Total liabilities..............................................................            2,479,038
                                                                                              ---------------
   Net assets...........................................................................      $   305,269,035
                                                                                              ===============
SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 5)..............................      $   305,257,117
   Accumulated net realized gain........................................................               11,918
                                                                                              ---------------
   Net assets...........................................................................      $   305,269,035
                                                                                              ===============

Net asset value, per share (Note 5):
Class Name                                          Net Assets          Shares Outstanding         Net Asset Value
Class A Shares..............................       $190,142,833            190,133,834                 $1.00
Class B Shares..............................        $10,995,655             10,995,134                 $1.00
Advantage Shares............................       $104,130,547            104,125,619                 $1.00

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2009

================================================================================

INVESTMENT INCOME
Income:

   Interest..................................................................   $       6,818,507
                                                                                -----------------
Expenses: (Note 2)

   Investment management fee.................................................           1,112,299

   Administration fee........................................................             778,609

   Distribution fee (Advantage Shares).......................................             506,388

   Shareholder servicing fee (Class A).......................................             489,864

   Shareholder servicing fee (Advantage Shares)..............................             281,327

   Custodian expenses........................................................              19,692

   Shareholder servicing and related shareholder expenses+...................             197,604

   Legal, compliance and filing fees.........................................             109,394

   Audit and accounting......................................................             132,575

   Directors' fees and expenses..............................................              43,155

   Other expenses............................................................             103,575
                                                                                -----------------
       Total expenses........................................................           3,774,482

           Less:  Fees Waived (Note 2).......................................            (371,512)
                                                                                -----------------
   Net expenses .............................................................           3,402,970
                                                                                -----------------
Net investment income........................................................           3,415,537


REALIZED GAIN (LOSS) ON INVESTMENTS


Net realized gain on investments.............................................              18,246
                                                                                -----------------
Increase in net assets from operations.......................................   $       3,433,783
                                                                                =================

+ Includes class specific transfer agency expenses of $131,878 and $6,652 for Class A and Class B, respectively.

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED APRIL 30, 2009 AND 2008

================================================================================

                                                                           2009                    2008
                                                                     ----------------       ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................   $      3,415,537       $      9,388,959
    Net realized gain on investments..............................             18,246                  1,281
                                                                     ----------------       ----------------
    Increase in net assets from operations........................          3,433,783              9,390,240
Dividends to shareholders from net investment income*:
    Class A Shares................................................         (2,361,675)            (5,227,876)
    Class B Shares................................................           (164,672)              (698,412)
    Victory Shares................................................                 --             (1,411,155)
    Advantage Shares..............................................           (889,190)            (2,051,516)
                                                                     ----------------       ----------------
    Total dividends to shareholders...............................         (3,415,537)            (9,388,959)
Capital share transactions (Note 5):
    Class A Shares................................................        (83,326,060)            54,607,659
    Class B Shares................................................         (4,854,494)           (16,748,346)
    Victory Shares................................................                 --            (60,515,130)
    Advantage Shares..............................................         (6,934,992)            38,641,078
                                                                     ----------------       ----------------
    Total capital share transactions..............................        (95,115,546)            15,985,261
                                                                     ----------------       ----------------
        Total increase (decrease).................................        (95,097,300)            15,986,542
Net assets:
    Beginning of year.............................................        400,366,335            384,379,793
                                                                     ----------------       ----------------
    End of year...................................................   $    305,269,035       $    400,366,335
                                                                     ================       ================
Undistributed net investment income...............................   $            -0-       $            -0-
                                                                     ================       ================

*   Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS


================================================================================

1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. The Fund had four classes of stock authorized, Class A, Class B, Victory and Advantage Shares. The Victory shares were liquidated on April 1, 2008.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

    a) Valuation of Securities -
     Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

    b) Securities Transactions and Investment Income -
     Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

    c) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required in the financial statements.

     Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48") management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

    d) Dividends and Distributions -
     Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

1. Summary of Accounting Policies (continued)

    e) Accounting Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    f) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

    g) Allocation of Income and Expenses -
     The Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the year ended April 30, 2009, class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

    h) Risks -
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

     Since, many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investment in municipal securities.

     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

     In a low interest rate environment, such as the environment that existed at April 30, 2009, Reich & Tang Asset Management LLC (the "Manager") and Reich & Tang Distributors, Inc. (the "Distributor") have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager, equal to an annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective share classes equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of April 30, 2009, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

     Fee Type                  Affiliate                         Amount
     --------                  ---------                         -------
Investment management fee      Manager                       $    79,222
Administration fee             Manager                            55,456
Shareholder servicing fees     Distributor                        17,725
Distribution fee               Distributor                           427
Transfer agency fees           Reich & Tang Services, Inc.
                               (the "TA")                          9,011
                                                             -----------
         Total                                               $   161,841
                                                             ===========

For the year  ended  April 30,  2009,  the  Distributor  voluntarily  waived the following fees:
Shareholder servicing fees - Class A Shares                  $     1,639
Shareholder servicing fees - Advantage Shares                      5,545
Distribution fees - Advantage Shares                             364,328
                                                             -----------
         Total fees waived                                   $   371,512
                                                             ===========

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Distributor has no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $7,000 per annum, plus a fee of $1,375 per Board of Directors meeting attended.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the year ended April 30, 2009, these fees amounted to:

                                                   Amount                %
                                                   ------                --
   Class A shares...........................     $ 122,345             0.05%
   Class B shares...........................         6,639             0.05%
                                                 ---------
   Total Transfer Agency Fees...............     $ 128,984
                                                 =========

As of April 30, 2009, certain Directors and Officers had investments in the Fund representing less than 1% of the Fund.

3. Securities Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended April 30, 2009, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Purchases.................................           $81,125,000
Sales.....................................            96,330,000
Gains/(Losses)............................                   -0-

4. Compensating Balance Agreement

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the "Bank"). To compensate the Bank for such activity, the Fund may leave funds or overdraft funds as a compensating balance in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, are offset against the Fund's safekeeping fees which are included in the Statement of Operations under the caption custodian expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Capital Stock

At April 30, 2009, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                          Year                                Year
                                                          Ended                               Ended
                                                     April 30, 2009                       April 30, 2008
                                                     --------------                       --------------
Class A Shares                                Net Assets          Shares           Net Assets          Shares
--------------                              --------------   --------------       --------------   --------------
Sold...................................... $   813,135,806      813,135,806      $ 1,084,289,751    1,084,289,751
Issued on reinvestment of dividends.......       2,280,539        2,280,539            4,402,508        4,402,508
Redeemed..................................    (898,745,554)    (898,745,554)      (1,034,084,600)  (1,034,084,600)
Additional paid-in-capital*...............           3,149              -0-                  -0-              -0-
                                            --------------   --------------       --------------   --------------
Net increase (decrease)................... $   (83,326,060)     (83,329,209)     $    54,607,659       54,607,659
                                            ==============   ==============       ==============   ==============

Class B Shares                                Net Assets          Shares           Net Assets          Shares
--------------                              --------------   --------------       --------------   --------------
Sold...................................... $    78,688,926       78,688,926      $    81,610,499       81,610,499
Issued on reinvestment of dividends.......         173,701          173,701              727,401          727,401
Redeemed..................................     (83,717,311)     (83,717,311)         (99,086,246)     (99,086,246)
Additional paid-in-capital*...............             190              -0-                  -0-              -0-
                                            --------------   --------------       --------------   --------------
Net increase (decrease)................... $    (4,854,494)      (4,854,684)     $   (16,748,346)     (16,748,346)
                                            ==============   ==============       ==============   ==============

Victory Shares                                Net Assets          Shares            Net Assets          Shares
--------------                              --------------   --------------       --------------   --------------
Sold...................................... $           -0-              -0-      $    95,967,144       95,967,144
Issued on reinvestment of dividends.......             -0-              -0-            1,410,959        1,410,959
Redeemed..................................             -0-              -0-         (157,893,233)    (157,893,233)
                                            --------------   --------------       --------------   --------------
Net increase (decrease)................... $           -0-              -0-      $   (60,515,130)     (60,515,130)
                                            ==============   ==============       ==============   ==============

Advantage Shares                              Net Assets          Shares            Net Assets          Shares
----------------                            --------------   --------------       --------------   --------------
Sold...................................... $   187,534,296      187,534,296      $   234,751,597      234,751,597
Issued on reinvestment of dividends.......         947,174          947,174            2,046,062        2,046,062
Redeemed..................................    (195,417,342)    (195,417,342)        (198,156,581)    (198,156,581)
Additional paid-in-capital*...............             880              -0-                  -0-              -0-
                                            --------------   --------------       --------------   --------------
Net increase (decrease)................... $    (6,934,992)      (6,935,872)     $    38,641,078       38,641,078
                                            ==============   ==============       ==============   ==============

     * During the fiscal year ended April 30, 2009, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
6. Tax Information

The tax character of distributions paid during the years ended April 30, 2009 and 2008 were as follows:

                                                              2009                 2008
                                                          ------------        ------------
     Tax-exempt income...............................     $  3,415,537        $  9,388,959

At April 30, 2009, the Fund had $4,715 of tax-exempt distributable earnings, distributable ordinary earnings of $6,691 and undistributed capital gains for income tax purposes of $5,227.

During the year ended April 30, 2009, the Fund utilized $2,302 of its carried forward capital losses.

As of and during the year ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions, and did not incur any interest or penalties. Each of the tax years in the four year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state tax authorities. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors, including, but not limited to an ongoing analysis of tax laws, regulations, and interpretations thereof.

7. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 72% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

8. Fair Value Measurement

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on May 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

8. Fair Value Measurement (continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund's investments as of April 30, 2009:

   Valuation Inputs                             Investment in Securities
   ----------------                             ------------------------
   Level 1 - Quoted Prices                         $         -0-
   Level 2 - Other Significant Observable Inputs     299,163,679
   Level 3 - Significant Unobservable Inputs                 -0-
                                                   -------------
   Total                                           $ 299,163,679
                                                   =============

For the year ended April 30, 2009, there was no Level 1 or 3 investments.


9. Temporary Guarantee Program for Money Market Funds

While the Fund has maintained its $1.00 share price, there can be no assurance that the Fund will be able to continue to do so. On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 365,517,582. This expense is borne by the Fund.

On December 4, 2008, the Board of Trustees of the Fund approved the extension of the Fund's participation in the Program. The extension provided coverage through April 30, 2009. The extension of the Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

10. Financial Highlights

                                                                                  Year Ended April 30,
Class A Shares                                                ----------------------------------------------------------
--------------                                                  2009         2008          2007         2006       2005
                                                              -------      -------       -------      -------    -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................       $ 1.00       $ 1.00        $ 1.00       $ 1.00     $ 1.00
                                                              -------      -------       -------      -------    -------
Income from investment operations:
      Net investment income............................         0.009        0.025         0.027        0.019      0.007
      Net realized and unrealized gain(loss) on investments     0.000        0.000          --          0.000       --
                                                              -------      -------       -------      -------    -------
     Total from investment operations..................         0.009        0.025         0.027        0.019      0.007
Less distributions from:
      Dividends from net investment income.............        (0.009)      (0.025)       (0.027)      (0.019)    (0.007)
      Net realized gain(loss) on investments...........          --           --            --         (0.000)      --
                                                              -------      -------       -------      -------    -------
      Total distributions..............................        (0.009)      (0.025)       (0.027)      (0.019)    (0.007)
                                                              -------      -------       -------      -------    -------
Net asset value, end of year...........................       $ 1.00       $ 1.00        $ 1.00       $ 1.00     $ 1.00
                                                              =======      =======       =======      =======    =======
Total Return...........................................         0.92%        2.50%         2.73%        1.93%      0.70%
Ratios/Supplemental Data
Net assets, end of year (000's)........................       $190,143     $273,458      $218,850     $285,247   $283,134
Ratios to average net assets:
    Expenses (a).......................................         0.89%        0.86%         0.87%        0.86%      0.86%
    Net investment income..............................         0.96%        2.44%         2.69%        1.91%      0.70%
    Shareholder servicing fees waived..................         0.00%         --            --           --         --
    Expenses paid indirectly...........................          --          0.00%         0.00%        0.00%      0.00%

(a)      Includes expenses paid indirectly, if applicable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
10. Financial Highlights (continued)

                                                                                  Year Ended April 30,
Class B Shares                                                ----------------------------------------------------------
--------------                                                  2009         2008          2007         2006       2005
                                                              -------      -------       -------      -------    -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................       $ 1.00       $ 1.00        $ 1.00       $ 1.00     $ 1.00
                                                              -------      -------       -------      -------    -------
Income from investment operations:
      Net investment income............................         0.011        0.027         0.029        0.021      0.009
      Net realized and unrealized gain(loss) on investments     0.000        0.000          --          0.000       --
                                                              -------      -------       -------      -------    -------
     Total from investment operations..................         0.011        0.027         0.029        0.021      0.009
Less distributions from:
      Dividends from net investment income.............        (0.011)      (0.027)       (0.029)      (0.021)    (0.009)
      Net realized gain(loss) on investments...........          --            --           --         (0.000)      --
                                                              -------      -------       -------      -------    -------
      Total distributions..............................        (0.011)      (0.027)       (0.029)      (0.021)    (0.009)
                                                              -------      -------       -------      -------    -------
Net asset value, end of year...........................       $ 1.00       $ 1.00        $ 1.00       $ 1.00     $ 1.00
                                                              =======      =======       =======      =======    =======
Total Return...........................................         1.13%        2.71%         2.93%        2.14%      0.90%
Ratios/Supplemental Data
Net assets, end of year (000's)........................       $ 10,996     $ 15,849      $ 32,597     $ 33,330   $ 39,831
Ratios to average net assets:
    Expenses (a).......................................         0.68%        0.65%         0.68%        0.67%      0.66%
    Net investment income..............................         1.24%        2.80%         2.90%        2.14%      0.88%
    Expenses paid indirectly...........................          --          0.00%         0.00%        0.00%      0.00%

(a) Includes expenses paid indirectly, if applicable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

10. Financial Highlights (continued)

                                                                                  Year Ended April 30,
Advantage Shares                                              ----------------------------------------------------------
----------------                                                2009         2008          2007         2006       2005
                                                              -------      -------       -------      -------    -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................       $ 1.00       $ 1.00        $ 1.00       $ 1.00     $ 1.00
                                                              -------      -------       -------      -------    -------
Income from investment operations:
      Net investment income...........................          0.008        0.023         0.025        0.018      0.006
      Net realized and unrealized gain(loss) on investments     0.000        0.000          --          0.000       --
                                                              -------      -------       -------      -------    -------
     Total from investment operations.................          0.008        0.023         0.025        0.018      0.006
Less distributions from:
      Dividends from net investment income............         (0.008)      (0.023)       (0.025)      (0.018)    (0.006)
      Net realized gain(loss) on investments..........           --           --            --         (0.000)      --
                                                              -------      -------       -------      -------    -------
      Total distributions.............................         (0.008)      (0.023)       (0.025)      (0.018)    (0.006)
                                                              -------      -------       -------      -------    -------
Net asset value, end of year...........................       $ 1.00       $ 1.00        $ 1.00       $ 1.00     $ 1.00
                                                              =======      =======       =======      =======    =======
Total Return..........................................          0.80%        2.34%         2.58%        1.79%      0.61%
Ratios/Supplemental Data
Net assets, end of year (000's).......................        $104,130     $111,059      $ 72,419     $ 66,680   $ 71,563
Ratios to average net assets:
    Expenses (a)......................................          1.01%        1.02%         1.02%        1.01%      0.95%
    Net investment income.............................          0.79%        2.26%         2.55%        1.77%      0.63%
    Distribution and shareholder servicing fees waived          0.33%        0.28%         0.30%        0.31%      0.36%
    Expenses paid indirectly..........................           --          0.00%         0.00%        0.00%      0.00%

(a) Includes expenses paid indirectly, if applicable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


================================================================================

To the Board of Directors and Shareholders of New York Daily Tax Free Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. (the "Fund") at April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
New York, New York
June 24, 2009

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

LONG TERM CAPITAL GAIN/TAX EXEMPT INCOME DISTRIBUTION

On June 23, 2009, the Fund paid a long-term capital distribution of $0.000017378 per share and ordinary income distribution of $0.000022244 per share. For the fiscal year ended April 30, 2009, the Fund paid tax-exempt distributions in the amount of $3,415,537.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

New York Daily Tax Free Income Fund, Inc.

On March 3, 2009, the Board of Trustees approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

        1)  The nature, extent and quality of services provided by the Manager.

The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Corporation's Investment Management Contract and the quality of those services over the past year. The Board noted that the services include managing the investment and reinvestment of the Corporation's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Corporation's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Corporation who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Corporation pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Board evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent directors. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract;
(iii) the Manager was responsive to requests of the Board; and (iv) the Manager had kept the Board apprised of developments relating to the Corporation and the industry in general. The Board also focused on the Manager's reputation and long-standing relationship with the Corporation and, in particular, the experience of the Manager in advising money market funds. The Board also noted the high quality of services provided by the Manager under the Administrative Services Contract.

        2)  The performance of the Fund and the Manager.

The Board reviewed the investment performance of the Corporation, both on an absolute basis and as compared to various Lipper peer group categories ("Performance Peer Groups") on a gross basis for the one-month, one-, three-, five- and ten-year periods ended December 31, 2008. The Performance Peer Groups were comprised of: (i) the Corporation and seven other New York tax-exempt money market funds, as classified by Lipper, (ii) the Corporation and five other New York tax-exempt money market funds that are considered to be competitors of the Corporation with similar distribution channels, and (iii) the Corporation and all other New York tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution (the "Performance Universe"). The Manager advised the Board that it does not advise or subadvise:
(i) other  funds  with a  similar  investment  policy to the  Corporation's;  or
(ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Corporation's. The Board used the Corporation's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Corporation's performance. The Board considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Corporation's shareholders the performance that was available in the marketplace given the Corporation's investment objectives, strategies, limitations and restrictions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

        2)  The performance of the Fund and the Manager, continued

In particular, the Board noted that the gross performance of the Corporation against the Performance Universe was in the 2nd quintile for the one-month, three-year, five-year period and ten-year periods and in the 3rd quintile for the one-year period (lst quintile being the highest).

In connection with its assessment of the performance of the Manager, the Board considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Board took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Corporation ("Participating Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Corporation to date.

        3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Board's consideration of the level of the management fee, the Board considered a number of factors. The Board compared the level of the management fee for the Corporation and the level of the combined management-administrative fees against comparative Lipper expense peer groups ("Expense Peer Groups"). The Expense Peer Groups consist of (i) the Corporation and seven other New York tax-exempt money market funds, as classified by Lipper,
(ii) the Corporation and five other New York tax-exempt money market funds that are considered to be competitors of the Corporation with similar distribution channels, and (iii) the Corporation, the funds in (i) and all other retail no-load New York tax-exempt money market funds, excluding outliers. The Board also considered comparative total fund expenses of the Class A shares of the Corporation and the Expense Peer Groups. The Board used this combined fee information and total expense data as a guide to help assess the reasonableness of the Corporation's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Groups fund agreements is often not apparent. The Board also viewed the Expense Peer Groups fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Corporation's management fee and combined fees (management and administrative) were reasonable, but at the higher end of the comparison range, when compared to the Expense Peer Groups. The Board also acknowledged that the differences in expense ratios as between the various shares classes of the Corporation was primarily due to the differences in 12b-1 fees payable by the classes in connection with the distribution channels through which each class was sold. The Board also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation. The Board concluded that the level of the management fee was reasonable in light of these factors.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

        3) The cost of the advisory  services and the profits to the Manager and its affiliates from the relationship with the Fund. continued The Board also considered the profitability to the Manager and its affiliates arising out of their relationships with the Corporation. In this regard the Board reviewed profitability data that was distributed at the meeting relating to the Manager and its affiliates for the year ended December 31, 2008. The Board considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract. In reviewing the Manager's profitability reports, the Board and the Manager discussed the Manager's associated costs and the impact of such costs on the Manager's net profitability. The Board concluded that the profitability of the Corporation to the Manager and its affiliates was reasonable.

        4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale

With respect to the Boards' consideration of economies of scale, the Board discussed with the Manager whether economies of scale would be realized by it in its management of the Corporation at higher asset levels. The Board also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Board also reviewed the Expense Peer Groups data to assess whether the Expense Peer Groups funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Corporation were to experience significant asset growth. In the event there was significant asset growth in the future, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

        5) Other Factors.

In addition to the above factors, the Board acknowledged the importance of the ability of the Manager's affiliate, the Distributor, to market the Corporation through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Board, including all of the disinterested Directors, determined that the Corporation's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based their decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================



                                                  Directors and Officers Information
                                                           April 30, 2009(1)
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
                       Position(s)    Term of Office    Principal Occupation(s)          Number of          Other
  Name, Address(2),     Held with     and Length of           During Past              Portfolios in    Directorships
       and Age             Fund       Time Served(3)            5 Years                Fund Complex        held by
                                                                                        Overseen by        Director
                                                                                         Director
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------

Disinterested Directors:
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
Edward A. Kuczmarksi,    Director      Since 1984    Certified Public Accountant     Director/Trustee  Trustee of the
Age 59                                               and Partner of Hays & Company   of ten            Empire Builder
                                                     LLP since 1980.                 portfolios        Tax Free Bond
                                                                                                       Fund and
                                                                                                       Director of ISI
                                                                                                       Funds.
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
Caroline E. Newell,      Director      Since 1984    Director of the Park Avenue     Director of one   Trustee of the
Age 68                                               Church Day School since         portfolio         Empire Builder
                                                     2001.  Director of Le Chateau                     Tax Free Bond
                                                     des Enfants and the American                      Fund
                                                     School in Switzerland, both
                                                     since 1990.
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
John P. Steines,         Director      Since 1984    Counsel at Cooley, Godward &    Director of one   Trustee of the
Age 60                                               Kronish LLP since April         portfolio         Empire Builder
                                                     2004.  Professor of Law, New                      Tax Free Bond
                                                     York University School of Law                     Fund
                                                     since 1980.
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                  Directors and Officers Information
                                                     April 30, 2009(1) (continued)
------------------ ------------ -------------- --------------------------------------------- ---------------- ------------
                   Position(s)  Term of Office           Principal Occupation(s)                Number of        Other
Name, Address(2),   Held with    and Length of                 During Past                    Portfolios in   Directorships
     and Age           Fund     Time Served(3)                   5 Years                       Fund Complex     held by
                                                                                               Overseen by      Director
                                                                                                 Director
------------------ ------------ -------------- --------------------------------------------- ---------------- ------------
Interested Directors/Officers:
------------------ ------------ -------------- --------------------------------------------- ---------------- ------------
Steven W. Duff,    Director(4)   Since 1994    President and Chief Executive Officer of      Director/Trustee    None
Age 55                                         Reich & Tang Asset Management, LLC ("RTAM,    of nine
                                               LLC"), a registered Investment Advisor and    portfolios
                   President     1994-2007     Chief Investment Officer of the Mutual
                   and                         Funds Division of RTAM, LLC.  Associated
                   Trustee                     with RTAM, LLC since 1994.  Mr. Duff is
                                               also Director/Trustee of five other funds
                                               in the Reich & Tang Fund Complex. Prior to
                                               December 2007 Mr. Duff was President of the
                                               Fund and President of eight other funds in
                                               the Reich & Tang Fund Complex, Principal
                                               Executive Officer of Delafield Fund, Inc.,
                                               and President and Chief Executive Officer
                                               of Tax Exempt Proceeds Fund, Inc. Mr. Duff
                                               also serves as a Director of Reich & Tang
                                               Services, Inc. and Director, Chief
                                               Executive Officer and President of Reich &
                                               Tang Distributors, Inc.
------------------ ------------ -------------- --------------------------------------------- ---------------- ------------
Michael P. Lydon,  President     Since 2007    Executive Vice President of RTAM, LLC and     Director/Trustee    None
Age 45             and                         President and Chief Executive Officer of      of eight
                   Director                    the Mutual Funds division of RTAM, LLC.       portfolios
                                               Associated with RTAM, LLC since January
                   Vice          2005-2007     2005.  Mr. Lydon was Vice President at
                   President                   Automatic Data Processing from July 2000 to
                                               December 2004.  Mr. Lydon is President and
                                               Director/Trustee of four other funds in the
                                               Reich & Tang Fund Complex, Principal
                                               Executive Officer of Delafield Fund, Inc.,
                                               President and Chief Executive Officer of
                                               Tax Exempt Proceeds Fund, Inc. Mr. Lydon
                                               also serves as President, Chief Executive
                                               Officer and Director of Reich & Tang
                                               Services, Inc. and Executive Vice President
                                               and Director of Reich & Tang Distributors,
                                               Inc. Prior to 2007, Mr. Lydon was Vice
                                               President of eleven other funds in the
                                               Reich & Tang Fund Complex.
------------------ ------------ -------------- --------------------------------------------- ---------------- ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                     April 30, 2009(1) (continued)
------------------ ------------ ------------ ------------------------------------------------ -------------- ------------
                    Position(s)     Term of               Principal Occupation(s)                Number of       Other
Name, Address(2),   Held with      Office                      During Past                    Portfolios in Directorships
     and Age           Fund     and Length of                    5 Years                       Fund Complex    held by
                                    Time                                                       Overseen by     Director
                                  Served(3)                                                      Director
------------------ ------------ ------------ ------------------------------------------------ -------------- ------------

Interested Directors/Officers:
------------------ ------------ ------------ ------------------------------------------------ -------------- ------------
Mia Bottarini,     Vice         Since 2008   Vice President of RTAM, LLC.  Ms. Bottarini is        N/A           N/A
Age 42             President                 also Vice President and Assistant Treasurer of
                   and                       seven other funds in the Reich & Tang Complex.
                   Assistant                 Ms. Bottarini has been associated with RTAM
                   Secretary                 LLC and its predecessors since June 1984.
------------------ ------------ ------------ ------------------------------------------------ -------------- ------------
Christopher        Chief        Since 2007   Senior Vice President, Chief Compliance               N/A           N/A
Brancazio,         Compliance                Officer and AML Officer of RTAM, LLC since
Age 43             Officer                   September 2007.  Mr. Brancazio is also Chief
                   and AML                   Compliance Officer and AML Officer of seven
                   Officer                   other funds in the Reich & Tang Fund Complex.
                                             From February 2007 to August 2007, Mr.
                                             Brancazio was a Compliance Officer at Bank of
                                             New York Asset Management.  From March 2002 to
                                             February 2007 Mr. Brancazio served as Vice
                                             President, Chief Compliance Officer, and AML
                                             Officer of Trainer Wortham & Co. Inc., and the
                                             Trainer Wortham Mutual Funds.  Mr. Brancazio
                                             also serves as Senior Vice President, Chief
                                             Compliance Officer and AML Officer of Reich &
                                             Tang Services, Inc. and Reich & Tang
                                             Distributors, Inc.
------------------ ------------ ------------ ------------------------------------------------ -------------- ------------
Richard De         Vice         Since 2005   Executive Vice President and Chief Operating          N/A           N/A
Sanctis,           President                 Officer of RTAM, LLC and Reich & Tang
Age 52                                       Services, Inc.  Associated with RTAM, LLC
                   Treasurer    1992 to 2004 since 1990.  Mr. De Sanctis is Vice President
                   and                       of seven other funds in the Reich & Tang Fund
                   Assistant                 Complex, and serves as Executive Vice
                   Secretary                 President and Chief Financial Officer of Reich
                                             & Tang Distributors, Inc.  Prior to December
                                             2004, Mr. De Sanctis was Treasurer and
                                             Assistant Secretary of eleven funds in the
                                             Reich & Tang Fund Complex and Vice President,
                                             Treasurer and Assistant Secretary of Cortland
                                             Trust, Inc.
------------------ ------------ ------------ ------------------------------------------------ -------------- ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                  Directors and Officers Information
                                                     April 30, 2009(1) (continued)
----------------------------- ------------- --------------------------------------------------- ------------- ------------
                   Position(s)   Term of                 Principal Occupation(s)                  Number of       Other
 Name, Address(2),  Held with    Office                        During Past                      Portfolios in Directorships
      and Age         Fund    and Length of                      5 Years                         Fund Complex    held by
                                  Time                                                           Overseen by    Director
                                Served(3)                                                          Director
------------------ ---------- ------------- --------------------------------------------------- ------------- ------------

Interested
Directors/Officers:
------------------ ---------- ------------- --------------------------------------------------- ------------- ------------
Joseph Jerkovich,  Treasurer   Since 2008   Senior Vice President and Chief Financial Officer       N/A           N/A
Age 41             and                      of RTAM, LLC and of Reich & Tang Services, Inc.
                   Assistant                Associated with RTAM, LLC since September 2004.
                   Secretary                Mr. Jerkovich is Treasurer and Assistant Secretary
                                            of seven other funds in the Reich & Tang Fund
                   Vice       2007 to 2008  Complex.  From 2007 to 2008 Mr. Jerkovich was Vice
                   President                President of eight Funds in the Reich & Tang Fund
                                            Complex.  Mr. Jerkovich was Vice President and
                                            Chief Investment Officer at Winklevoss Consulting
                                            from May 2002 to June 2004.  Mr. Jerkovich is also
                                            Senior Vice President and Controller of Reich &
                                            Tang Distributors, Inc.
------------------ ---------- ------------- --------------------------------------------------- ------------- ------------
Christine Manna,   Secretary   Since 2007   Vice President and Secretary of RTAM, LLC. Ms.          N/A           N/A
Age 39                                      Manna is also Secretary of seven other funds in the
                                            Reich & Tang Complex. Ms. Manna has been associated
                                            with RTAM, LLC and its predecessors since June
                                            1995. Ms. Manna is also a Vice President and
                                            Assistant Secretary of Reich & Tang Services, Inc.
                                            and Reich & Tang Distributors, Inc.
------------------ ---------- ------------- --------------------------------------------------- ------------- ------------
Robert Rickard,    Vice        Since 2007   Senior Vice President of RTAM, LLC. Associated with     N/A           N/A
Age 40             President                RTAM, LLC since December 1991. Mr. Rickard is also
                                            Vice President of seven other funds in the Reich &
                                            Tang Fund Complex. Mr. Rickard is also Senior Vice
                                            President of Reich & Tang Distributors, Inc.
------------------ ---------- ------------- --------------------------------------------------- ------------- ------------

(1) The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(4) Steven W. Duff and Michael P. Lydon are deemed interested persons of the Fund due to their affiliation with RTAM, LLC, the Fund's investment adviser.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
-------------------------------------------------------            NEW YORK
This report is submitted  for the general  information             DAILY
of the  shareholders of the Fund. It is not authorized             TAX FREE
for distribution to prospective  investors in the Fund             INCOME
unless   preceded  or   accompanied  by  an  effective             FUND, INC.
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------

New York Daily Tax Free Income Fund, Inc.
    600 Fifth Avenue
    New York, New York 10020

Manager
    Reich & Tang Asset Management, LLC
    600 Fifth Avenue
    New York, New York 10020

Custodian
    The Bank of New York Mellon
    2 Hanson Place, 7th Floor
    Brooklyn, New York 11217

Transfer Agent &
   Dividend Disbursing Agent
    Reich & Tang Services, Inc.                                 Annual Report
    600 Fifth Avenue                                            April 30, 2009
    New York, New York 10020

Distributor
    Reich & Tang Distributor, Inc.
    600 Fifth Avenue
    New York, New York 10020



NY 04/09A

--------------------------------------------------------------------------------
Item 2: Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on June 3, 2008 to reflect a change in the Principal Financial Officer of the Fund. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3: Audit Committee Financial Expert

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

Item 4: Principal Accountant Fees and Services


                          FYE 04/30/2009            FYE 04/30/2008

4(a) Audit Fees           $34,500                   $33,500
4(b) Audit Related Fees   $     0                   $     0
4(c) Tax Fees             $  4,350                  $  4,000
4(d) All Other Fees       $      0                  $      0


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None.

4(f) Not applicable.

4(g) $4,350 and $58,475, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2009. $4,000 and $52,950, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2008.

Tax fees for the fiscal year-end April 30, 2009, includes fees billed for the preparation and review of tax returns. Tax fees for the fiscal year-end April 30, 2008, includes fees billed for the preparation and review of tax returns.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.

                             /s/ Jerkovich, Treausrer and Asssistant Secretary
By (Signature and Title)*______________________________________________________
                                 Jerkovich, Treasurer and Assistant Secretary

Date: July 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date: July 2, 2009

                        /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date: July 2, 2009

* Print the name and title of each signing officer under his or her signature.